EQUITY - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss)	$ 292	$ 125	$ (28)
Accumulated Other Comprehensive Income (Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	324	123	(46)
Other comprehensive income (loss), tax (expense) benefit	(33)	2	18
Other comprehensive income (loss)	292	125	(28)
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	194	129	11
Other comprehensive income (loss)	194	129	11
Unrealized Gains (Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount	4
Unrealized gains (losses) arising during the period, net of tax amount	4
Reclassification/amortization, before tax amount	(1)
Reclassification/amortization, net of tax amount	(1)
Other comprehensive income (loss), before tax amount	3
Other comprehensive income (loss)	3
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	127	(6)	(57)
Other comprehensive income (loss), tax (expense) benefit	(33)	2	18
Other comprehensive income (loss)	94	(4)	(39)
Retirement-Related Benefit Plans, Net Gains (Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount	72	(41)	(84)
Unrealized gains (losses) arising during the period, tax (expense) benefit	(17)	13	27
Unrealized gains (losses) arising during the period, net of tax amount	54	(28)	(57)
Reclassification/amortization, before tax amount	51	36	27
Reclassification/amortization, tax (expense) benefit	(13)	(12)	(9)
Reclassification/amortization, net of tax amount	38	24	18
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount	3
Unrealized gains (losses) arising during the period, tax (expense) benefit	(1)
Unrealized gains (losses) arising during the period, net of tax amount	2
Retirement-Related Benefit Plans, Prior Service Costs (Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount	1		(1)
Unrealized gains (losses) arising during the period, tax (expense) benefit	(2)
Unrealized gains (losses) arising during the period, net of tax amount	$ (1)		$ (1)
Reclassification/amortization, before tax amount		$ (1)